Interim Unaudited Condensed Consolidated Balance Sheets (Parenthetical) - ₪ / shares	Jun. 30, 2018	Dec. 31, 2017
Statement of Financial Position [Abstract]
Common Stock, par value per share	₪ 0.01	₪ 0.01
Common Stock, shares authorized	100,000,000	100,000,000
Common Stock, shares issued	38,277,165	37,924,507
Common Stock, shares outstanding	36,184,789	35,832,131
Treasury Stock, shares	2,092,376	2,092,376